Income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax balances
Balance as of beginning of year	$ 9,091
Balance as of ending of year	10,846	$ 9,091
Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	9,091	37	$ 10
Recognized in the statement of comprehensive income	2,725	5,324	54
Net to deferred tax liability			(31)
Exchange differences	(1,236)	(95)	4
Recognized in statement of Equity	266	3,825
Balance as of ending of year	10,846	9,091	37
Lease Liabilities | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	144	37	10
Recognized in the statement of comprehensive income	83	113	54
Net to deferred tax liability			(31)
Exchange differences	(18)	(6)	4
Balance as of ending of year	209	144	37
Tax losses | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	8,537	0	0
Recognized in the statement of comprehensive income	743	4,935
Exchange differences	(1,136)	(223)
Recognized in statement of Equity		3,825
Balance as of ending of year	8,144	8,537	0
Other | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	410	0	0
Recognized in the statement of comprehensive income	1,899	276
Exchange differences	(82)	134
Recognized in statement of Equity	266	0
Balance as of ending of year	$ 2,493	$ 410	$ 0